Common Stock, Treasury Stock and Additional Paid-In Capital - Equity and Dividends (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 27, 2010	Dec. 08, 2006	Jun. 06, 2005	Jun. 08, 2005 Leveret
Authorized Capital - Common Stock
Common stock - shares authorized	100,000,000	100,000,000				100,000,000
Common stock - par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock - shares issued	48,553,038	48,196,870					30,472,827
Common stock - shares outstanding	46,581,399	46,229,231
Authorized Capital - Preferred Stock
Preferred stock - shares authorized	25,000,000	25,000,000				25,000,000
Preferred stock - par value	$ 0.01	$ 0.01				$ 0.01
Preferred stock - shares issued	0	0
Dividends
Dividends declared and paid	$ 1,860	$ 1,864	$ 1,878
Share Issuance and Repurchase
Stock percentage repurchased and retired during period							8.00%
Stock value acquired and cancelled							$ 35,000